INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Income (loss) before income taxes	R$ 3,495,678	R$ 1,674,720	R$ 2,157,431
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at statutory rates	R$ (1,188,531)	R$ (569,405)	R$ (733,527)
Tax adjustment with respect to:
Difference in tax rates in foreign companies	530,715	75,428	663,116
Equity in earnings of unconsolidated companies	51,873	(5,797)	3,448
Interest on equity	98,739	69	128,418
Tax credits and incentives	31,800	8,852	9,531
Deferred tax assets not recognized	(592,861)
Recognition of previously unrecognized tax losses	4,944	1,097	47,545
Other permanent differences, net	(44,303)	31,923	50,420
Income and social contribution taxes	(1,107,624)	(457,833)	168,951
Current	(908,051)	(240,400)	(629,209)
Deferred	R$ (199,573)	R$ (217,433)	R$ 798,160
Income taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	25.00%	25.00%	25.00%
Social contribution taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	9.00%	9.00%	9.00%
Foreign subsidiaries | Minimum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	23.00%	23.00%	23.00%
Foreign subsidiaries | Maximum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	34.00%	34.00%	34.00%
Foreign subsidiaries with mainly financial activities
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	0.00%	0.00%	0.00%